Refund liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities

Development of refund liabilities during the period is presented below:

in € thousand	June 30, 2025	December 31, 2024
BALANCE AS AT JANUARY 1	26,141	39,941
Additions	4,023	4,013
Other releases	(1,505)	(19,901)
Interest expense capitalized	96	360
Exchange rate difference	(2,332)	1,728
BALANCE AS AT CLOSING DATE	26,423	26,141
Less non-current portion	(6,587)	(6,491)
CURRENT PORTION	19,836	19,650